Document and Entity Information	Sep. 30, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001602065
Document Type	8-K
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIPER ENERGY PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36505
Entity Tax Identification Number	46-5001985
Entity Address, City or Town	00 West
Entity Address, State or Province	TX
Entity Address, Address Line One	Suite 1200
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false